Basis of Presentation and General Information - Capesize drybulk vessels (Details)	Dec. 31, 2023 t
Integrity
Property, Plant and Equipment
Capesize drybulk vessels	175,996
Achievement
Property, Plant and Equipment
Capesize drybulk vessels	175,850
Ingenuity
Property, Plant and Equipment
Capesize drybulk vessels	176,022
Genius
Property, Plant and Equipment
Capesize drybulk vessels	175,580
Peace
Property, Plant and Equipment
Capesize drybulk vessels	175,858
W Trader
Property, Plant and Equipment
Capesize drybulk vessels	175,879
E Trader
Property, Plant and Equipment
Capesize drybulk vessels	175,886